RELATED PARTY TRANSACTIONS (Details Narrative) - USD ($)		3 Months Ended		6 Months Ended
	Dec. 31, 2022	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2024	Sep. 30, 2023	Mar. 31, 2024
Notes and other explanatory information [abstract]
Portage paid intensity					$ 10,000.00
Compensation committee	$ 600,000
Original annual targets percentage	73.50%
Accounts payable and accrued expenses		$ 400,000		$ 400,000		$ 400,000
Incurred Board fees total		$ 0	$ 82,500	$ 7,205	$ 165,000
Annual fees description				Additionally, the chairperson of each of the Audit Committee, Compensation Committee and Nominating Committee of the Board is entitled to annual fees of $15,000, $12,000 and $8,000, respectively, payable quarterly in arrears. Members of those committees are entitled to annual fees of $7,500, $6,000 and $4,000, respectively, payable quarterly in arrears. All non-executive board members waived their right to board fees for the six months ended September 30, 2024, except for the non-executive board members who resigned in late April 2024.